Shareholder Report, Holdings (Details) - C000247935	Oct. 31, 2024
Security TypeCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Security TypeAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Security TypeCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Security TypeCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Security TypeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Security TypeEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Security TypeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Security TypeBank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Others
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)